Organization and Basis of Presentation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Companies Segment	Dec. 31, 2011	Dec. 31, 2010
Organization and Basis of Presentation (Textual) [Abstract]
Repayment amount of credit facilities	$ 121,819,000	$ 244,399,000	$ 79,506,000
Organization and Basis of Presentation (Additional Textual) [Abstract]
Number of separate portfolio companies	5
WHT assets acquired	40.00%
Distributed amount of cash to acquire predecessor's net assets	73,600,000
Number of common units issued to acquire predecessor's net assets	7,061,294
Number of subordinated units issued to acquire predecessor's net assets	5,360,912
Number of reportable segment	1
Predecessor [Member]
Organization and Basis of Presentation (Textual) [Abstract]
Repayment amount of credit facilities	$ 198,300,000
General partner [Member]
Organization and Basis of Presentation (Textual) [Abstract]
Partnership Ownership Percentage	0.10%
Common units [Member]
Organization and Basis of Presentation (Textual) [Abstract]
Partnership Ownership Percentage	99.90%
The Funds [Member] | General partner [Member]
Organization and Basis of Presentation (Textual) [Abstract]
Percentage of economic interest in incentive distribution rights	50.00%